EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
EARNINGS PER SHARE
Schedule of computation of basic and diluted losses per share

	Six Months Ended June 30,
	2023	2024
Net income attributable to ordinary shareholders — basic	2,005	1,726
Eliminate the dilutive effect of interest expense of convertible senior notes	59	58
Net income attributable to ordinary shareholders — diluted	2,064	1,784
Weighted average ordinary shares outstanding — basic	3,180,817,047	3,138,594,148
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	47,838,781	37,795,005
Dilutive effect of convertible senior notes	120,601,000	123,927,000
Weighted average ordinary shares outstanding — diluted	3,349,256,828	3,300,316,153
Basic earnings per share	0.63	0.55
Diluted earnings per share	0.62	0.54

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of
	June 30,	June 30,
	2023	2024
Outstanding employee options	28,625,350	28,519,100